UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Fund

Semi-Annual Report

December 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
Microsoft Corp.	10.2
Apple, Inc.	10.2
Alphabet, Inc. Class A	7.5
Amazon.com, Inc.	3.9
Meta Platforms, Inc. Class A	3.3
NVIDIA Corp.	2.8
The Home Depot, Inc.	2.1
UnitedHealth Group, Inc.	2.0
Danaher Corp.	1.9
Costco Wholesale Corp.	1.9
45.8

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Information Technology	39.5
Health Care	12.9
Communication Services	12.7
Consumer Discretionary	11.5
Financials	9.0

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Stocks	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 3.4%

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.7%
Entertainment - 0.6%
Activision Blizzard, Inc.	712,792	$47,422
Interactive Media & Services - 12.1%
Alphabet, Inc.:
Class A (a)	219,100	634,741
Class C (a)	38,000	109,956
Meta Platforms, Inc. Class A (a)	820,000	275,807
		1,020,504

TOTAL COMMUNICATION SERVICES		1,067,926

CONSUMER DISCRETIONARY - 11.5%
Distributors - 0.7%
LKQ Corp.	452,218	27,147
Pool Corp.	57,400	32,488
		59,635
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	3,900	414
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. Class A	217,100	36,145
Household Durables - 1.1%
D.R. Horton, Inc.	220,000	23,859
Lennar Corp. Class A	69,170	8,035
NVR, Inc. (a)	2,520	14,890
Tempur Sealy International, Inc.	990,142	46,566
		93,350
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	98,600	328,766
Coupang, Inc. Class A (a)	197,901	5,814
eBay, Inc.	756,570	50,312
		384,892
Multiline Retail - 0.8%
Dollar General Corp.	292,000	68,862
Specialty Retail - 3.4%
Lowe's Companies, Inc.	329,890	85,270
The Home Depot, Inc.	420,100	174,346
TJX Companies, Inc.	48,000	3,644
Tractor Supply Co.	43,000	10,260
Williams-Sonoma, Inc.	51,000	8,626
		282,146
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	252,000	42,001

TOTAL CONSUMER DISCRETIONARY		967,445

CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	274,600	155,890
Walmart, Inc.	128,271	18,560
		174,450
Household Products - 1.3%
Procter & Gamble Co.	681,750	111,521
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	261,000	96,622

TOTAL CONSUMER STAPLES		382,593

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PDC Energy, Inc.	372,948	18,192
FINANCIALS - 9.0%
Banks - 1.5%
JPMorgan Chase & Co.	813,000	128,739
Capital Markets - 5.6%
Ameriprise Financial, Inc.	83,000	25,038
BlackRock, Inc. Class A	33,600	30,763
Moody's Corp.	135,000	52,728
Morgan Stanley	920,000	90,307
MSCI, Inc.	218,900	134,118
Nordnet AB	203,200	3,898
Raymond James Financial, Inc.	243,200	24,417
S&P Global, Inc.	234,500	110,668
		471,937
Consumer Finance - 1.8%
Capital One Financial Corp.	635,200	92,161
Discover Financial Services	373,000	43,104
Synchrony Financial	377,300	17,503
		152,768
Insurance - 0.1%
Progressive Corp.	57,200	5,872

TOTAL FINANCIALS		759,316

HEALTH CARE - 12.9%
Biotechnology - 0.7%
Regeneron Pharmaceuticals, Inc. (a)	93,000	58,731
Health Care Equipment & Supplies - 2.1%
Edwards Lifesciences Corp. (a)	487,000	63,091
IDEXX Laboratories, Inc. (a)	18,710	12,320
Intuitive Surgical, Inc. (a)	176,500	63,416
ResMed, Inc.	137,400	35,790
		174,617
Health Care Providers & Services - 3.5%
HCA Holdings, Inc.	209,100	53,722
Laboratory Corp. of America Holdings (a)	169,300	53,196
Tenet Healthcare Corp. (a)	318,800	26,043
UnitedHealth Group, Inc.	330,000	165,706
		298,667
Health Care Technology - 0.0%
Doximity, Inc.	11,800	592
Life Sciences Tools & Services - 4.7%
Charles River Laboratories International, Inc. (a)	123,900	46,683
Danaher Corp.	491,900	161,840
Mettler-Toledo International, Inc. (a)	8,200	13,917
Sartorius Stedim Biotech	24,000	13,181
Thermo Fisher Scientific, Inc.	179,200	119,569
Waters Corp. (a)	52,700	19,636
West Pharmaceutical Services, Inc.	45,800	21,481
		396,307
Pharmaceuticals - 1.9%
Merck & Co., Inc.	1,210,000	92,734
Zoetis, Inc. Class A	271,000	66,132
		158,866

TOTAL HEALTH CARE		1,087,780

INDUSTRIALS - 5.0%
Airlines - 0.3%
Southwest Airlines Co. (a)	690,000	29,560
Building Products - 2.0%
Builders FirstSource, Inc. (a)	390,000	33,427
Carrier Global Corp.	755,500	40,978
Fortune Brands Home & Security, Inc.	344,700	36,848
Trane Technologies PLC	278,000	56,164
		167,417
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	95,276	14,446
Construction & Engineering - 0.2%
Quanta Services, Inc.	116,400	13,346
Electrical Equipment - 0.2%
AMETEK, Inc.	66,000	9,705
Rockwell Automation, Inc.	26,903	9,385
		19,090
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	96,900	47,661
Machinery - 0.8%
Cummins, Inc.	61,147	13,339
Otis Worldwide Corp.	610,900	53,191
		66,530
Professional Services - 0.1%
Equifax, Inc.	26,600	7,788
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc.	153,000	54,832

TOTAL INDUSTRIALS		420,670

INFORMATION TECHNOLOGY - 39.5%
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	654,000	57,199
Keysight Technologies, Inc. (a)	121,000	24,988
Zebra Technologies Corp. Class A (a)	24,400	14,523
		96,710
IT Services - 5.2%
Accenture PLC Class A	260,000	107,783
Adyen BV (a)(b)	5,000	13,125
EPAM Systems, Inc. (a)	65,000	43,449
Fidelity National Information Services, Inc.	215,400	23,511
MasterCard, Inc. Class A	259,000	93,064
PayPal Holdings, Inc. (a)	205,000	38,659
Snowflake Computing, Inc. (a)	18,800	6,369
Thoughtworks Holding, Inc.	26,100	700
Visa, Inc. Class A	494,200	107,098
		433,758
Semiconductors & Semiconductor Equipment - 8.6%
ASML Holding NV	90,000	71,653
Broadcom, Inc.	168,300	111,989
KLA Corp.	203,300	87,441
Lam Research Corp.	151,000	108,592
Marvell Technology, Inc.	740,700	64,804
NVIDIA Corp.	793,200	233,288
Qorvo, Inc. (a)	161,900	25,320
Skyworks Solutions, Inc.	40,600	6,299
Texas Instruments, Inc.	80,900	15,247
		724,633
Software - 14.4%
Adobe, Inc. (a)	233,000	132,125
ANSYS, Inc. (a)	17,000	6,819
Cadence Design Systems, Inc. (a)	193,000	35,966
Fortinet, Inc. (a)	263,700	94,774
Microsoft Corp.	2,539,600	854,114
Qualtrics International, Inc.	31,100	1,101
ServiceNow, Inc. (a)	100,500	65,236
Synopsys, Inc. (a)	62,900	23,179
		1,213,314
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	4,810,000	854,112

TOTAL INFORMATION TECHNOLOGY		3,322,527

MATERIALS - 1.2%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	290,000	26,747
Sherwin-Williams Co.	204,000	71,841
		98,588
Metals & Mining - 0.0%
Steel Dynamics, Inc.	70,712	4,389

TOTAL MATERIALS		102,977

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Prologis (REIT), Inc.	370,000	62,293
UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy, Inc.	1,010,000	94,294
TOTAL COMMON STOCKS
(Cost $3,378,038)		8,286,013

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.08% (c)
(Cost $131,545)	131,520,341	131,547
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,509,583)		8,417,560
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,338)
NET ASSETS - 100%		$8,412,222

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,125,000 or 0.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$122,356	$995,490	$986,299	$39	$--	$--	$131,547	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	7,351	75,235	82,586	64	--	--	--	0.0%
Total	$129,707	$1,070,725	$1,068,885	$103	$--	$--	$131,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,067,926	$1,067,926	$--	$--
Consumer Discretionary	967,445	967,445	--	--
Consumer Staples	382,593	382,593	--	--
Energy	18,192	18,192	--	--
Financials	759,316	755,418	3,898	--
Health Care	1,087,780	1,074,599	13,181	--
Industrials	420,670	420,670	--	--
Information Technology	3,322,527	3,309,402	13,125	--
Materials	102,977	102,977	--	--
Real Estate	62,293	62,293	--	--
Utilities	94,294	94,294	--	--
Money Market Funds	131,547	131,547	--	--
Total Investments in Securities:	$8,417,560	$8,387,356	$30,204	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,378,038)	$8,286,013
Fidelity Central Funds (cost $131,545)	131,547
Total Investment in Securities (cost $3,509,583)		$8,417,560
Cash		3
Receivable for investments sold		3,348
Receivable for fund shares sold		7,698
Dividends receivable		1,865
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		7
Other receivables		70
Total assets		8,430,559
Liabilities
Payable for investments purchased	$3,394
Payable for fund shares redeemed	11,860
Accrued management fee	2,156
Other affiliated payables	820
Other payables and accrued expenses	107
Total liabilities		18,337
Net Assets		$8,412,222
Net Assets consist of:
Paid in capital		$3,560,743
Total accumulated earnings (loss)		4,851,479
Net Assets		$8,412,222
Net Asset Value and Maximum Offering Price
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($7,618,141 ÷ 96,238.8 shares)		$79.16
Class K:
Net Asset Value, offering price and redemption price per share ($794,081 ÷ 10,033.3 shares)		$79.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$27,033
Income from Fidelity Central Funds (including $64 from security lending)		103
Total income		27,136
Expenses
Management fee	$12,211
Transfer agent fees	4,278
Accounting fees	597
Custodian fees and expenses	44
Independent trustees' fees and expenses	13
Registration fees	102
Audit	38
Legal	28
Miscellaneous	13
Total expenses before reductions	17,324
Expense reductions	(103)
Total expenses after reductions		17,221
Net investment income (loss)		9,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,617
Foreign currency transactions	(12)
Total net realized gain (loss)		42,605
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,049,125
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		1,049,130
Net gain (loss)		1,091,735
Net increase (decrease) in net assets resulting from operations		$1,101,650

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,915	$25,228
Net realized gain (loss)	42,605	457,233
Change in net unrealized appreciation (depreciation)	1,049,130	1,258,934
Net increase (decrease) in net assets resulting from operations	1,101,650	1,741,395
Distributions to shareholders	(363,444)	(143,823)
Share transactions - net increase (decrease)	504,815	647,842
Total increase (decrease) in net assets	1,243,021	2,245,414
Net Assets
Beginning of period	7,169,201	4,923,787
End of period	$8,412,222	$7,169,201

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$72.20	$54.21	$47.60	$46.86	$44.92	$42.04
Income from Investment Operations
Net investment income (loss)A	.09	.28	.39	.46	.45	.44
Net realized and unrealized gain (loss)	10.51	19.40	8.96	3.26	6.74	5.33
Total from investment operations	10.60	19.68	9.35	3.72	7.19	5.77
Distributions from net investment income	(.21)	(.32)	(.42)	(.44)	(.45)	(.44)
Distributions from net realized gain	(3.44)	(1.38)	(2.32)	(2.54)	(4.80)	(2.45)
Total distributions	(3.64)B	(1.69)B	(2.74)	(2.98)	(5.25)	(2.89)
Net asset value, end of period	$79.16	$72.20	$54.21	$47.60	$46.86	$44.92
Total ReturnC,D	15.07%	36.94%	20.51%	8.27%	17.51%	14.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.47%	.48%	.50%	.50%	.52%
Expenses net of fee waivers, if any	.45%G	.47%	.48%	.49%	.50%	.52%
Expenses net of all reductions	.45%G	.46%	.48%	.49%	.50%	.51%
Net investment income (loss)	.25%G	.44%	.79%	1.01%	.99%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$7,618	$6,758	$4,402	$4,019	$4,129	$3,884
Portfolio turnover rateH	26%G	34%I	51%	45%	38%	82%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$72.21	$54.20	$47.60	$46.86	$44.92	$42.04
Income from Investment Operations
Net investment income (loss)A	.12	.33	.43	.50	.49	.49
Net realized and unrealized gain (loss)	10.51	19.41	8.96	3.26	6.74	5.32
Total from investment operations	10.63	19.74	9.39	3.76	7.23	5.81
Distributions from net investment income	(.26)	(.35)	(.46)	(.48)	(.49)	(.48)
Distributions from net realized gain	(3.44)	(1.38)	(2.32)	(2.54)	(4.80)	(2.45)
Total distributions	(3.70)	(1.73)	(2.79)B	(3.02)	(5.29)	(2.93)
Net asset value, end of period	$79.14	$72.21	$54.20	$47.60	$46.86	$44.92
Total ReturnC,D	15.11%	37.07%	20.60%	8.37%	17.63%	14.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G	.39%	.40%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.37%G	.39%	.40%	.40%	.41%	.41%
Expenses net of all reductions	.37%G	.38%	.39%	.40%	.40%	.41%
Net investment income (loss)	.32%G	.52%	.87%	1.10%	1.08%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$794	$411	$522	$326	$450	$563
Portfolio turnover rateH	26%G	34%I	51%	45%	38%	82%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$69

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,919,235
Gross unrealized depreciation	(13,414)
Net unrealized appreciation (depreciation)	$4,905,821
Tax cost	$3,511,739

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(47,919)
Total capital loss carryforward:	$(47,919)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	1,179,325	984,256

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Fund	$4,160.12
Class K	118.04
	$4,278

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Fund	$9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fund	62,119	42,022	(137)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Fund	$6

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Fund	$7	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $103.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2021	Year ended June 30, 2021
Fidelity Fund
Distributions to shareholders
Fidelity Fund	$341,399	$133,806
Class K	22,045	10,017
Total	$363,444	$143,823

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2021	Year ended June 30, 2021	Six months ended December 31, 2021	Year ended June 30, 2021
Fidelity Fund
Fidelity Fund
Shares sold	2,822	2,551	$214,677	$158,805
Issued in exchange for the shares of Fidelity Export and Multinational Funds	–	16,383	–	1,135,518
Reinvestment of distributions	4,251	2,042	314,483	122,813
Shares redeemed	(4,435)	(8,576)	(333,589)	(539,151)
Net increase (decrease)	2,638	12,400	$195,571	$877,985
Class K
Shares sold	5,507	1,030	$396,607	$63,738
Issued in exchange for the shares of Fidelity Export and Multinational Funds	–	1,136	–	78,757
Reinvestment of distributions	296	167	22,045	10,017
Shares redeemed	(1,467)	(6,272)	(109,408)	(382,655)
Net increase (decrease)	4,336	(3,939)	$309,244	$(230,143)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Prior Fiscal Year Merger Information.

On April 16, 2021, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Export and Multinational Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The securities held by the Target Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gain with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $1,214,275, including securities of $1,214,278 and unrealized appreciation of $274,674, were combined with the Fund's net assets.

Target Fund	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Export and Multinational	1,135,518	16,383	.3164262011
Class K	78,757	1,136	.3155316693

Surviving Fund	Net assets $	Total net assets after the acquisition $
Fidelity Fund	5,762,386	6,976,661

Pro forma results of operations of the combined entity for the entire period ended June 30, 2021, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$30,502
Total net realized gain (loss)	369,522
Total change in net unrealized appreciation (depreciation)	1,641,136
Net increase (decrease) in net assets resulting from operations	$2,041,160

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since April 16, 2021.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Fund
Fidelity Fund	.45%
Actual		$1,000.00	$1,150.70	$2.44
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class K	.37%
Actual		$1,000.00	$1,151.10	$2.01
Hypothetical-C		$1,000.00	$1,023.34	$1.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

FID-SANN-0322
1.540016.124

Fidelity® Growth Discovery Fund

Semi-Annual Report

December 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
Microsoft Corp.	11.3
Alphabet, Inc. Class A	9.9
Apple, Inc.	5.6
Amazon.com, Inc.	5.2
Meta Platforms, Inc. Class A	4.4
UnitedHealth Group, Inc.	4.2
NVIDIA Corp.	4.1
Adobe, Inc.	2.9
Qualcomm, Inc.	1.8
Palo Alto Networks, Inc.	1.6
51.0

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Information Technology	36.4
Communication Services	19.7
Health Care	13.9
Consumer Discretionary	8.8
Industrials	7.5

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Stocks	99.0%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments – 10.8%

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 19.7%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	436,479	$25,284
Entertainment - 3.7%
Sea Ltd. ADR (b)	36,400	8,143
Take-Two Interactive Software, Inc. (b)	100,681	17,893
Universal Music Group NV	1,916,200	54,154
Warner Music Group Corp. Class A	1,198,826	51,765
		131,955
Interactive Media & Services - 14.6%
Alphabet, Inc. Class A (b)	122,787	355,719
Meta Platforms, Inc. Class A (b)	467,775	157,336
ZipRecruiter, Inc. (b)	93,900	2,342
Zoominfo Technologies, Inc. (b)	145,554	9,345
		524,742
Media - 0.7%
Cable One, Inc.	10,272	18,114
Ion Acquisition Corp. 2 Ltd. (c)	166,306	1,106
Liberty Media Corp. Liberty Formula One Group Series C (b)	101,900	6,444
		25,664

TOTAL COMMUNICATION SERVICES		707,645

CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.6%
Ferrari NV	78,763	20,385
XPeng, Inc. ADR (b)	13,400	674
		21,059
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	1,394,430	17,068
Mister Car Wash, Inc. (d)	367,500	6,692
		23,760
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A	101,856	16,958
Flutter Entertainment PLC (b)	59,400	9,503
		26,461
Household Durables - 0.0%
Blu Investments LLC (b)(c)(e)	3,320,224	1
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (b)	55,947	186,546
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (b)	198,600	7,102
Specialty Retail - 0.7%
Aritzia, Inc. (b)	59,900	2,479
Floor & Decor Holdings, Inc. Class A (b)	27,900	3,627
Victoria's Secret & Co. (b)	314,400	17,462
		23,568
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	20,109	16,619
On Holding AG	7,900	299
Samsonite International SA (a)(b)	4,652,372	9,451
		26,369

TOTAL CONSUMER DISCRETIONARY		314,866

CONSUMER STAPLES - 1.4%
Beverages - 1.0%
Kweichow Moutai Co. Ltd. (A Shares)	25,857	8,340
Monster Beverage Corp. (b)	282,534	27,135
		35,475
Household Products - 0.4%
Reckitt Benckiser Group PLC	177,326	15,265

TOTAL CONSUMER STAPLES		50,740

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	58,700	1,412
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	1,493,856	47,494

TOTAL ENERGY		48,906

FINANCIALS - 4.7%
Banks - 0.1%
HDFC Bank Ltd.	93,676	1,851
Capital Markets - 3.0%
BlackRock, Inc. Class A	23,000	21,058
CME Group, Inc.	208,773	47,696
MarketAxess Holdings, Inc.	33,200	13,654
Morningstar, Inc.	19,900	6,806
MSCI, Inc.	26,527	16,253
S&P Global, Inc.	8,400	3,964
		109,431
Diversified Financial Services - 0.0%
EQRx, Inc. (c)	168,650	1,150
Insurance - 1.6%
American Financial Group, Inc.	107,255	14,728
Arthur J. Gallagher & Co.	161,477	27,398
BRP Group, Inc. (b)	177,461	6,408
Marsh & McLennan Companies, Inc.	53,500	9,299
		57,833

TOTAL FINANCIALS		170,265

HEALTH CARE - 13.9%
Biotechnology - 3.3%
Adamas Pharmaceuticals, Inc.:
rights (b)(e)	678,800	41
rights (b)(e)	678,800	41
Affimed NV (b)	251,902	1,390
Alnylam Pharmaceuticals, Inc. (b)	32,000	5,427
Applied Therapeutics, Inc. (b)	166,700	1,492
Atara Biotherapeutics, Inc. (b)	156,700	2,470
BioNTech SE ADR (b)	11,232	2,896
Cytokinetics, Inc. (b)	77,100	3,514
Erasca, Inc.	38,400	598
Evelo Biosciences, Inc. (b)	22,800	138
Gamida Cell Ltd. (b)(d)	617,986	1,570
Hookipa Pharma, Inc. (b)	143,400	334
Innovent Biologics, Inc. (a)(b)	409,342	2,533
Insmed, Inc. (b)	239,178	6,515
Prelude Therapeutics, Inc. (b)	11,400	142
Regeneron Pharmaceuticals, Inc. (b)	51,739	32,674
Rubius Therapeutics, Inc. (b)	54,080	523
Seres Therapeutics, Inc. (b)	64,900	541
Synlogic, Inc. (b)	454,300	1,099
Vertex Pharmaceuticals, Inc. (b)	230,798	50,683
Vor Biopharma, Inc. (b)	168,922	1,963
XOMA Corp. (b)(d)	110,020	2,294
		118,878
Health Care Equipment & Supplies - 2.1%
Axonics Modulation Technologies, Inc. (b)	85,329	4,778
Edwards Lifesciences Corp. (b)	195,850	25,372
Insulet Corp. (b)	3,900	1,038
Intuitive Surgical, Inc. (b)	93,585	33,625
Medacta Group SA (a)(b)	5,410	842
Nevro Corp. (b)	20,500	1,662
Penumbra, Inc. (b)	21,300	6,120
		73,437
Health Care Providers & Services - 4.8%
Guardant Health, Inc. (b)	51,600	5,161
HealthEquity, Inc. (b)	396,100	17,523
UnitedHealth Group, Inc.	300,110	150,697
		173,381
Health Care Technology - 0.2%
Certara, Inc.	239,100	6,795
Simulations Plus, Inc. (d)	38,500	1,821
		8,616
Life Sciences Tools & Services - 2.1%
10X Genomics, Inc. (b)	21,400	3,188
Berkeley Lights, Inc. (b)(d)	265,400	4,825
Bio-Techne Corp.	12,900	6,674
Bruker Corp.	220,959	18,541
Codexis, Inc. (b)	200,602	6,273
Danaher Corp.	98,986	32,567
Nanostring Technologies, Inc. (b)	45,596	1,926
Olink Holding AB ADR (b)	11,100	202
		74,196
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc. (b)	96,800	1,407
Eli Lilly & Co.	151,762	41,920
Nuvation Bio, Inc. (b)	119,094	1,012
Revance Therapeutics, Inc. (b)(d)	169,418	2,765
Zoetis, Inc. Class A	17,900	4,368
		51,472

TOTAL HEALTH CARE		499,980

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.4%
Axon Enterprise, Inc. (b)	39,700	6,233
Northrop Grumman Corp.	22,200	8,593
		14,826
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (b)	231,412	23,680
Electrical Equipment - 1.0%
Ballard Power Systems, Inc. (b)(d)	11,700	147
Bloom Energy Corp. Class A (b)(d)	58,800	1,289
Ceres Power Holdings PLC (b)	372,900	5,041
Eaton Corp. PLC	22,000	3,802
Encore Wire Corp.	55,738	7,976
Generac Holdings, Inc. (b)	44,496	15,659
		33,914
Industrial Conglomerates - 0.5%
General Electric Co.	203,320	19,208
Machinery - 1.1%
Ingersoll Rand, Inc.	428,637	26,520
Otis Worldwide Corp.	161,800	14,088
		40,608
Professional Services - 2.3%
ASGN, Inc. (b)	34,900	4,307
Clarivate Analytics PLC (b)	332,700	7,825
CoStar Group, Inc. (b)	17,400	1,375
Equifax, Inc.	99,522	29,139
KBR, Inc.	571,432	27,212
Kforce, Inc.	24,200	1,820
Upwork, Inc. (b)	316,341	10,806
		82,484
Road & Rail - 0.6%
Uber Technologies, Inc. (b)	544,331	22,824
Trading Companies & Distributors - 0.9%
Azelis Group NV	54,700	1,562
Ferguson PLC	149,167	26,496
United Rentals, Inc. (b)	11,700	3,888
		31,946

TOTAL INDUSTRIALS		269,490

INFORMATION TECHNOLOGY - 36.3%
Electronic Equipment & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,174,000	4,405
IT Services - 3.6%
Adyen BV (a)(b)	3,900	10,238
Amadeus IT Holding SA Class A (b)	139,819	9,461
Cloudflare, Inc. (b)	40,110	5,274
Cognizant Technology Solutions Corp. Class A	369,400	32,773
MasterCard, Inc. Class A	28,000	10,061
MongoDB, Inc. Class A (b)	52,900	28,003
Shopify, Inc. Class A (b)	10,132	13,951
VeriSign, Inc. (b)	78,700	19,976
		129,737
Semiconductors & Semiconductor Equipment - 8.1%
Aixtron AG	292,813	5,931
ASML Holding NV	22,769	18,127
eMemory Technology, Inc.	24,000	1,896
Enphase Energy, Inc. (b)	84,450	15,449
NVIDIA Corp.	500,068	147,075
Qualcomm, Inc.	359,719	65,782
Silicon Laboratories, Inc. (b)	4,400	908
SiTime Corp. (b)	23,800	6,962
SolarEdge Technologies, Inc. (b)	38,112	10,693
Universal Display Corp.	97,781	16,137
		288,960
Software - 18.9%
Adobe, Inc. (b)	180,507	102,358
Coupa Software, Inc. (b)(d)	55,200	8,724
Elastic NV (b)	1,800	222
Epic Games, Inc. (b)(c)(e)	2,244	2,039
HashiCorp, Inc. (d)	4,600	419
Intuit, Inc.	58,300	37,500
Mandiant, Inc. (b)	2,138,326	37,506
Manhattan Associates, Inc. (b)	105,863	16,461
Microsoft Corp.	1,201,210	403,992
Oracle Corp.	70,700	6,166
Palo Alto Networks, Inc. (b)	105,786	58,897
Samsara, Inc. (d)	18,900	531
Volue A/S (b)	328,300	2,175
		676,990
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,131,874	200,987

TOTAL INFORMATION TECHNOLOGY		1,301,079

MATERIALS - 4.2%
Chemicals - 3.2%
Albemarle Corp. U.S.	135,803	31,747
Axalta Coating Systems Ltd. (b)	257,800	8,538
CF Industries Holdings, Inc.	327,300	23,166
Sherwin-Williams Co.	112,464	39,605
The Chemours Co. LLC	423,300	14,206
		117,262
Metals & Mining - 1.0%
First Quantum Minerals Ltd.	175,800	4,207
Freeport-McMoRan, Inc.	480,600	20,055
Lynas Rare Earths Ltd. (b)	1,135,569	8,427
MP Materials Corp. (b)(d)	49,600	2,253
		34,942

TOTAL MATERIALS		152,204

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Prologis (REIT), Inc.	102,700	17,291
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (c)	331,286	1,683

TOTAL REAL ESTATE		18,974

UTILITIES - 0.6%
Electric Utilities - 0.5%
NextEra Energy, Inc.	200,100	18,681
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP	41,100	1,471

TOTAL UTILITIES		20,152

TOTAL COMMON STOCKS
(Cost $1,921,345)		3,554,301

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(e)	75,700	279
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(c)(e)	48,212	2
Software - 0.1%
ASAPP, Inc. Series C (c)(e)	250,763	1,136

TOTAL INFORMATION TECHNOLOGY		1,138

MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (b)(c)(e)	50,974	2,202
Series C3 (b)(c)(e)	63,718	2,753
Series C4 (c)(e)	18,303	791
Series C5 (c)(e)	36,887	1,594
		7,340
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,411)		8,757

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.08% (f)	39,524,331	39,532
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	18,082,372	18,084
TOTAL MONEY MARKET FUNDS
(Cost $57,616)		57,616
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,986,372)		3,620,674
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(31,401)
NET ASSETS - 100%		$3,589,273

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,348,000 or 1.3% of net assets.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,736,000 or 0.4% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
ASAPP, Inc. Series C	4/30/21	$1,654
Blu Investments LLC	5/21/20	$6
Doma Holdings, Inc.	3/2/21	$3,313
ElevateBio LLC Series C	3/9/21	$318
Epic Games, Inc.	3/29/21	$1,986
EQRx, Inc.	8/5/21	$1,687
Illuminated Holdings, Inc. Series C2	7/7/20	$1,274
Illuminated Holdings, Inc. Series C3	7/7/20	$1,912
Illuminated Holdings, Inc. Series C4	1/8/21	$659
Illuminated Holdings, Inc. Series C5	6/16/21	$1,594
Ion Acquisition Corp. 2 Ltd.	6/24/21	$1,663

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$33,274	$346,158	$339,900	$11	$--	$--	$39,532	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	11,929	168,653	162,498	35	--	--	18,084	0.1%
Total	$45,203	$514,811	$502,398	$46	$--	$--	$57,616

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$707,645	$628,207	$79,438	$--
Consumer Discretionary	314,866	288,743	26,122	1
Consumer Staples	50,740	35,475	15,265	--
Energy	48,906	48,906	--	--
Financials	170,265	168,414	1,851	--
Health Care	500,259	499,056	842	361
Industrials	269,490	236,391	33,099	--
Information Technology	1,302,217	1,271,235	27,805	3,177
Materials	159,544	143,777	8,427	7,340
Real Estate	18,974	18,974	--	--
Utilities	20,152	20,152	--	--
Money Market Funds	57,616	57,616	--	--
Total Investments in Securities:	$3,620,674	$3,416,946	$192,849	$10,879

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
Netherlands	2.9%
India	1.4%
Ireland	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,398) — See accompanying schedule: Unaffiliated issuers (cost $1,928,756)	$3,563,058
Fidelity Central Funds (cost $57,616)	57,616
Total Investment in Securities (cost $1,986,372)		$3,620,674
Foreign currency held at value (cost $64)		63
Receivable for fund shares sold		2,681
Dividends receivable		871
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		3
Other receivables		22
Total assets		3,624,325
Liabilities
Payable for investments purchased	$1,194
Payable for fund shares redeemed	11,254
Accrued management fee	1,548
Other affiliated payables	424
Other payables and accrued expenses	2,554
Collateral on securities loaned	18,078
Total liabilities		35,052
Net Assets		$3,589,273
Net Assets consist of:
Paid in capital		$1,936,551
Total accumulated earnings (loss)		1,652,722
Net Assets		$3,589,273
Net Asset Value and Maximum Offering Price
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($3,150,528 ÷ 56,493.2 shares)		$55.77
Class K:
Net Asset Value, offering price and redemption price per share ($438,745 ÷ 7,859.3 shares)		$55.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$10,296
Special dividends		9,775
Income from Fidelity Central Funds (including $35 from security lending)		46
Total income		20,117
Expenses
Management fee
Basic fee	$9,190
Performance adjustment	990
Transfer agent fees	2,035
Accounting fees	507
Custodian fees and expenses	36
Independent trustees' fees and expenses	6
Registration fees	30
Audit	36
Legal	3
Interest	1
Miscellaneous	7
Total expenses before reductions	12,841
Expense reductions	(48)
Total expenses after reductions		12,793
Net investment income (loss)		7,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	142,668
Foreign currency transactions	(79)
Total net realized gain (loss)		142,589
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $655)	129,931
Unfunded commitments	705
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		130,634
Net gain (loss)		273,223
Net increase (decrease) in net assets resulting from operations		$280,547

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,324	$(3,316)
Net realized gain (loss)	142,589	516,606
Change in net unrealized appreciation (depreciation)	130,634	512,843
Net increase (decrease) in net assets resulting from operations	280,547	1,026,133
Distributions to shareholders	(443,710)	(271,476)
Share transactions - net increase (decrease)	378,137	209,053
Total increase (decrease) in net assets	214,974	963,710
Net Assets
Beginning of period	3,374,299	2,410,589
End of period	$3,589,273	$3,374,299

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.70	$45.22	$37.74	$35.75	$30.58	$24.47
Income from Investment Operations
Net investment income (loss)A	.12B	(.07)	.03	.04	.07	.06
Net realized and unrealized gain (loss)	4.45	18.53	9.15	3.51	6.71	6.07
Total from investment operations	4.57	18.46	9.18	3.55	6.78	6.13
Distributions from net investment income	(.13)	(.01)	(.02)	(.06)	(.05)	(.02)
Distributions from net realized gain	(7.37)	(4.98)	(1.68)	(1.50)	(1.56)	–
Total distributions	(7.50)	(4.98)C	(1.70)	(1.56)	(1.61)	(.02)
Net asset value, end of period	$55.77	$58.70	$45.22	$37.74	$35.75	$30.58
Total ReturnD,E	8.40%	43.10%	25.33%	10.33%	22.94%	25.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.79%	.79%	.77%	.74%	.66%
Expenses net of fee waivers, if any	.74%H	.79%	.79%	.77%	.74%	.66%
Expenses net of all reductions	.74%H	.78%	.78%	.76%	.73%	.65%
Net investment income (loss)	.13%B,H	(.12)%	.06%	.11%	.22%	.24%
Supplemental Data
Net assets, end of period (in millions)	$3,151	$2,944	$2,094	$1,707	$1,546	$1,157
Portfolio turnover rateI	41%H	51%	54%	49%	45%	65%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.15) %.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.78	$45.27	$37.78	$35.78	$30.61	$24.48
Income from Investment Operations
Net investment income (loss)A	.14B	(.02)	.06	.08	.11	.10
Net realized and unrealized gain (loss)	4.45	18.56	9.17	3.52	6.71	6.07
Total from investment operations	4.59	18.54	9.23	3.60	6.82	6.17
Distributions from net investment income	(.16)	(.03)	(.06)	(.10)	(.09)	(.04)
Distributions from net realized gain	(7.40)	(5.00)	(1.68)	(1.50)	(1.56)	–
Total distributions	(7.55)C	(5.03)	(1.74)	(1.60)	(1.65)	(.04)
Net asset value, end of period	$55.82	$58.78	$45.27	$37.78	$35.78	$30.61
Total ReturnD,E	8.42%	43.25%	25.46%	10.47%	23.05%	25.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.69%	.69%	.66%	.63%	.54%
Expenses net of fee waivers, if any	.65%H	.69%	.69%	.66%	.63%	.54%
Expenses net of all reductions	.65%H	.69%	.68%	.66%	.63%	.53%
Net investment income (loss)	.21%B,H	(.03)%	.17%	.22%	.32%	.36%
Supplemental Data
Net assets, end of period (in millions)	$439	$430	$316	$366	$361	$207
Portfolio turnover rateI	41%H	51%	54%	49%	45%	65%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.06) %.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,694,739
Gross unrealized depreciation	(61,245)
Net unrealized appreciation (depreciation)	$1,633,494
Tax cost	$1,987,180

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	703,614	763,046

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$1,944.13
Class K	91.04
	$2,035

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Discovery Fund	$10

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Discovery Fund	Borrower	$6,603.32%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Discovery Fund	15,893	27,657	2,151

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth Discovery Fund	$3

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Discovery Fund	$4	$–(a)	$8

 (a) In the amount of less than five hundred dollars.

8. Expense Reductions.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $48.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2021	Year ended June 30, 2021
Fidelity Growth Discovery Fund
Distributions to shareholders
Growth Discovery	$386,455	$236,484
Class K	57,255	34,992
Total	$443,710	$271,476

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2021	Year ended June 30, 2021	Six months ended December 31, 2021	Year ended June 30, 2021
Fidelity Growth Discovery Fund
Growth Discovery
Shares sold	3,609	8,523	$206,331	$442,899
Reinvestment of distributions	6,660	4,468	364,307	222,760
Shares redeemed	(3,930)	(9,150)	(222,691)	(474,576)
Net increase (decrease)	6,339	3,841	$347,947	$191,083
Class K
Shares sold	785	2,578	$45,380	$134,895
Reinvestment of distributions	1,046	702	57,255	34,992
Shares redeemed	(1,290)	(2,947)	(72,445)	(151,917)
Net increase (decrease)	541	333	$30,190	$17,970

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Growth Discovery Fund
Growth Discovery	.74%
Actual		$1,000.00	$1,084.00	$3.89
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class K	.65%
Actual		$1,000.00	$1,084.20	$3.41
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

CII-SANN-0322
1.714430.123

Fidelity® Mega Cap Stock Fund

Semi-Annual Report

December 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
Microsoft Corp.	6.7
General Electric Co.	6.5
Apple, Inc.	5.4
Wells Fargo & Co.	5.3
Bank of America Corp.(a)	4.9
Exxon Mobil Corp.	4.8
Alphabet, Inc. Class A	3.2
Alphabet, Inc. Class C	3.2
JPMorgan Chase & Co.	2.9
Visa, Inc. Class A	2.0
44.9

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Information Technology	21.1
Financials	17.1
Industrials	14.0
Communication Services	13.4
Health Care	12.6

Asset Allocation (% of fund's net assets)

As of December 31, 2021*,**
Stocks	100.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.5)%

 * Foreign investments - 12.8%

 ** Written options - (0.0%)

 *** Not included in pie chart

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
COMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	273,776	$14,225,401
Entertainment - 3.6%
Activision Blizzard, Inc.	66,241	4,407,014
Nintendo Co. Ltd. ADR	186,300	10,874,331
The Walt Disney Co. (a)	203,699	31,550,938
Universal Music Group NV	445,499	12,590,285
		59,422,568
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A (a)	18,400	53,305,536
Class C (a)	18,140	52,489,723
Meta Platforms, Inc. Class A (a)	46,400	15,606,640
		121,401,899
Media - 1.5%
Comcast Corp. Class A	507,697	25,552,390

TOTAL COMMUNICATION SERVICES		220,602,258

CONSUMER DISCRETIONARY - 4.8%
Automobiles - 0.2%
General Motors Co. (a)	63,300	3,711,279
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. (a)	9,748	23,387,694
Marriott International, Inc. Class A (a)	25,500	4,213,620
		27,601,314
Household Durables - 1.3%
Sony Group Corp. sponsored ADR	169,900	21,475,360
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	4,000	475,160
Specialty Retail - 1.6%
Lowe's Companies, Inc.	98,811	25,540,667

TOTAL CONSUMER DISCRETIONARY		78,803,780

CONSUMER STAPLES - 4.6%
Beverages - 2.9%
Diageo PLC	516,041	28,215,093
Keurig Dr. Pepper, Inc.	252,400	9,303,464
The Coca-Cola Co.	175,000	10,361,750
		47,880,307
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	2,200	1,248,940
Sysco Corp.	195,799	15,380,011
Walmart, Inc.	10,200	1,475,838
		18,104,789
Food Products - 0.1%
Mondelez International, Inc.	34,400	2,281,064
Household Products - 0.2%
Procter & Gamble Co.	15,700	2,568,206
Tobacco - 0.3%
Altria Group, Inc.	100,300	4,753,217

TOTAL CONSUMER STAPLES		75,587,583

ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd. (b)	419,900	17,740,775
Exxon Mobil Corp.	1,312,587	80,317,199
Hess Corp.	358,516	26,540,939
Imperial Oil Ltd.	175,600	6,332,955
Phillips 66 Co.	133,900	9,702,394
Thungela Resources Ltd. (a)	30,205	157,306
		140,791,568
FINANCIALS - 17.1%
Banks - 15.0%
Bank of America Corp.(c)	1,825,661	81,223,658
JPMorgan Chase & Co.	306,530	48,539,026
PNC Financial Services Group, Inc.	97,131	19,476,708
U.S. Bancorp	205,712	11,554,843
Wells Fargo & Co.	1,807,921	86,744,050
		247,538,285
Capital Markets - 0.3%
Charles Schwab Corp.	66,000	5,550,600
Consumer Finance - 0.1%
American Express Co.	7,100	1,161,560
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	94,300	28,195,700

TOTAL FINANCIALS		282,446,145

HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	26,500	3,729,610
Boston Scientific Corp. (a)	560,724	23,819,556
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	90,400	3,331,240
Medtronic PLC	163,596	16,924,006
		47,804,412
Health Care Providers & Services - 2.7%
Cigna Corp.	45,862	10,531,291
Humana, Inc.	3,300	1,530,738
UnitedHealth Group, Inc.	65,098	32,688,310
		44,750,339
Life Sciences Tools & Services - 0.4%
Danaher Corp.	20,600	6,777,606
Pharmaceuticals - 6.6%
Bayer AG	177,118	9,458,870
Bristol-Myers Squibb Co.	393,299	24,522,193
Eli Lilly & Co.	29,200	8,065,624
GlaxoSmithKline PLC sponsored ADR	416,233	18,355,875
Johnson & Johnson	155,413	26,586,502
Merck & Co., Inc.	7,900	605,456
Roche Holding AG (participation certificate)	20,228	8,391,813
Sanofi SA sponsored ADR	264,773	13,265,127
		109,251,460

TOTAL HEALTH CARE		208,583,817

INDUSTRIALS - 14.0%
Aerospace & Defense - 3.0%
Airbus Group NV (a)	100,000	12,794,386
Raytheon Technologies Corp.	133,530	11,491,592
The Boeing Co. (a)	126,800	25,527,376
		49,813,354
Air Freight & Logistics - 2.0%
FedEx Corp.	3,500	905,240
United Parcel Service, Inc. Class B	152,179	32,618,047
		33,523,287
Electrical Equipment - 0.7%
Rockwell Automation, Inc.	31,400	10,953,890
Industrial Conglomerates - 6.5%
General Electric Co.	1,133,304	107,063,229
Machinery - 1.8%
Caterpillar, Inc.	74,000	15,298,760
Deere & Co.	32,600	11,178,214
Epiroc AB (B Shares)	165,800	3,506,208
		29,983,182

TOTAL INDUSTRIALS		231,336,942

INFORMATION TECHNOLOGY - 21.1%
IT Services - 3.2%
Fidelity National Information Services, Inc.	55,400	6,046,910
Fiserv, Inc. (a)	24,500	2,542,855
IBM Corp.	1,100	147,026
Kyndryl Holdings, Inc. (a)	220	3,982
MasterCard, Inc. Class A	25,752	9,253,209
PayPal Holdings, Inc. (a)	9,800	1,848,084
Twilio, Inc. Class A (a)	1,200	316,008
Visa, Inc. Class A	153,388	33,240,713
		53,398,787
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	144,374	22,718,693
ASML Holding NV	5,836	4,646,273
Intel Corp.	186,100	9,584,150
Lam Research Corp.	21,700	15,605,555
Qualcomm, Inc.	143,217	26,190,093
		78,744,764
Software - 7.7%
Microsoft Corp.	327,466	110,133,364
Salesforce.com, Inc. (a)	12,800	3,252,864
SAP SE sponsored ADR	90,600	12,693,966
		126,080,194
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	504,632	89,607,504

TOTAL INFORMATION TECHNOLOGY		347,831,249

MATERIALS - 3.4%
Chemicals - 1.0%
DuPont de Nemours, Inc.	164,528	13,290,572
Linde PLC	9,900	3,429,657
		16,720,229
Metals & Mining - 2.4%
Freeport-McMoRan, Inc.	784,000	32,716,320
Glencore Xstrata PLC	1,181,200	6,018,546
		38,734,866

TOTAL MATERIALS		55,455,095

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	9,200	2,691,000
Simon Property Group, Inc.	67,200	10,736,544
		13,427,544
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern Co.	20,100	1,378,458
TOTAL COMMON STOCKS
(Cost $1,001,184,920)		1,656,244,439

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $9,242,241)	9,242,241	2,411,301

Money Market Funds - 0.9%
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)
(Cost $14,621,348)	14,619,886	14,621,348
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,025,048,509)		1,673,277,088
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(23,815,717)
NET ASSETS - 100%		$1,649,461,371

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	910	$4,048,590	$50.00	1/21/22	$(5,915)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $4,048,590.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,411,301 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$72,643,657	$86,236,643	$158,880,300	$11,764	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	23,456,173	132,711,484	141,546,309	1,327,393	--	--	14,621,348	0.0%
Total	$96,099,830	$218,948,127	$300,426,609	$1,339,157	$--	$--	$14,621,348

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$220,602,258	$208,011,973	$12,590,285	$--
Consumer Discretionary	78,803,780	78,803,780	--	--
Consumer Staples	75,587,583	47,372,490	28,215,093	--
Energy	140,791,568	140,634,262	157,306	--
Financials	282,446,145	282,446,145	--	--
Health Care	208,583,817	190,733,134	17,850,683	--
Industrials	231,336,942	215,036,348	16,300,594	--
Information Technology	347,831,249	347,831,249	--	--
Materials	55,455,095	49,436,549	6,018,546	--
Real Estate	13,427,544	13,427,544	--	--
Utilities	1,378,458	1,378,458	--	--
Other	2,411,301	--	--	2,411,301
Money Market Funds	14,621,348	14,621,348	--	--
Total Investments in Securities:	$1,673,277,088	$1,589,733,280	$81,132,507	$2,411,301
Derivative Instruments:
Liabilities
Written Options	$(5,915)	$(5,915)	$--	$--
Total Liabilities	$(5,915)	$(5,915)	$--	$--
Total Derivative Instruments:	$(5,915)	$(5,915)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(5,915)
Total Equity Risk	0	(5,915)
Total Value of Derivatives	$0	$(5,915)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.2%
United Kingdom	2.8%
Netherlands	2.1%
Japan	1.9%
Canada	1.5%
Germany	1.4%
Ireland	1.2%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,405,190) — See accompanying schedule: Unaffiliated issuers (cost $1,010,427,161)	$1,658,655,740
Fidelity Central Funds (cost $14,621,348)	14,621,348
Total Investment in Securities (cost $1,025,048,509)		$1,673,277,088
Cash		386,002
Restricted cash		107,578
Foreign currency held at value (cost $1)		1
Receivable for investments sold		31,943,280
Receivable for fund shares sold		1,126,395
Dividends receivable		1,528,822
Distributions receivable from Fidelity Central Funds		2,081
Prepaid expenses		1,635
Other receivables		5,764
Total assets		1,708,378,646
Liabilities
Payable for investments purchased	$1,363,093
Payable for fund shares redeemed	35,806,401
Accrued management fee	589,859
Distribution and service plan fees payable	52,934
Notes payable to affiliates	6,227,000
Written options, at value (premium received $103,083)	5,915
Other affiliated payables	217,760
Other payables and accrued expenses	33,688
Collateral on securities loaned	14,620,625
Total liabilities		58,917,275
Net Assets		$1,649,461,371
Net Assets consist of:
Paid in capital		$995,463,546
Total accumulated earnings (loss)		653,997,825
Net Assets		$1,649,461,371
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($95,249,312 ÷ 4,991,972 shares)(a)		$19.08
Maximum offering price per share (100/94.25 of $19.08)		$20.24
Class M:
Net Asset Value and redemption price per share ($29,306,105 ÷ 1,535,165 shares)(a)		$19.09
Maximum offering price per share (100/96.50 of $19.09)		$19.78
Class C:
Net Asset Value and offering price per share ($25,668,132 ÷ 1,374,193 shares)(a)		$18.68
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($1,154,397,251 ÷ 59,553,260 shares)		$19.38
Class I:
Net Asset Value, offering price and redemption price per share ($31,650,901 ÷ 1,630,113 shares)		$19.42
Class Z:
Net Asset Value, offering price and redemption price per share ($313,189,670 ÷ 16,258,933 shares)		$19.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$11,732,060
Non-Cash dividends		14,435,290
Income from Fidelity Central Funds (including $1,327,393 from security lending)		1,339,157
Total income		27,506,507
Expenses
Management fee	$3,587,303
Transfer agent fees	1,057,663
Distribution and service plan fees	318,063
Accounting fees	261,129
Custodian fees and expenses	11,705
Independent trustees' fees and expenses	3,003
Registration fees	55,312
Audit	34,606
Legal	2,166
Interest	260
Miscellaneous	3,097
Total expenses before reductions	5,334,307
Expense reductions	(23,353)
Total expenses after reductions		5,310,954
Net investment income (loss)		22,195,553
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,723,934
Foreign currency transactions	32,333
Written options	179,953
Total net realized gain (loss)		13,936,220
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	45,812,506
Assets and liabilities in foreign currencies	(8,948)
Written options	54,946
Total change in net unrealized appreciation (depreciation)		45,858,504
Net gain (loss)		59,794,724
Net increase (decrease) in net assets resulting from operations		$81,990,277

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,195,553	$16,088,163
Net realized gain (loss)	13,936,220	103,234,688
Change in net unrealized appreciation (depreciation)	45,858,504	407,842,130
Net increase (decrease) in net assets resulting from operations	81,990,277	527,164,981
Distributions to shareholders	(82,065,696)	(99,856,135)
Share transactions - net increase (decrease)	(14,474,497)	128,626,186
Total increase (decrease) in net assets	(14,549,916)	555,935,032
Net Assets
Beginning of period	1,664,011,287	1,108,076,255
End of period	$1,649,461,371	$1,664,011,287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.05	$13.83	$15.51	$17.34	$18.42	$15.56
Income from Investment Operations
Net investment income (loss)A	.22B	.15	.22	.29	.23	.22
Net realized and unrealized gain (loss)	.69	6.31	.08	.77	1.49	2.94
Total from investment operations	.91	6.46	.30	1.06	1.72	3.16
Distributions from net investment income	(.29)	(.24)	(.27)	(.26)	(.24)	(.22)
Distributions from net realized gain	(.59)	(1.00)	(1.70)	(2.63)	(2.56)	(.09)
Total distributions	(.88)	(1.24)	(1.98)C	(2.89)	(2.80)	(.30)C
Net asset value, end of period	$19.08	$19.05	$13.83	$15.51	$17.34	$18.42
Total ReturnD,E,F	4.92%G	49.60%	1.78%	6.99%	10.60%	20.49%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.91%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.89%J	.91%	.93%	.93%	.93%	.94%
Expenses net of all reductions	.89%J	.91%	.92%	.93%	.93%	.94%
Net investment income (loss)	1.51%B,J	.95%	1.56%	1.88%	1.33%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$95,249	$87,302	$54,948	$64,311	$62,333	$60,362
Portfolio turnover rateK	13%J	43%	49%L	36%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .66%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 4.89%.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$13.82	$15.50	$17.31	$18.39	$15.54
Income from Investment Operations
Net investment income (loss)A	.20B	.11	.19	.25	.19	.18
Net realized and unrealized gain (loss)	.69	6.31	.06	.78	1.48	2.93
Total from investment operations	.89	6.42	.25	1.03	1.67	3.11
Distributions from net investment income	(.24)	(.20)	(.23)	(.21)	(.19)	(.18)
Distributions from net realized gain	(.59)	(1.00)	(1.70)	(2.63)	(2.56)	(.09)
Total distributions	(.83)	(1.21)C	(1.93)	(2.84)	(2.75)	(.26)C
Net asset value, end of period	$19.09	$19.03	$13.82	$15.50	$17.31	$18.39
Total ReturnD,E,F	4.81%G	49.19%	1.50%	6.79%	10.33%	20.17%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.15%J	1.17%	1.18%	1.19%	1.19%	1.20%
Expenses net of fee waivers, if any	1.14%J	1.17%	1.18%	1.19%	1.19%	1.20%
Expenses net of all reductions	1.14%J	1.16%	1.18%	1.18%	1.18%	1.20%
Net investment income (loss)	1.26%B,J	.69%	1.31%	1.63%	1.07%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$29,306	$28,266	$21,208	$25,031	$26,446	$28,248
Portfolio turnover rateK	13%J	43%	49%L	36%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .40%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 4.78%.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.58	$13.53	$15.20	$17.03	$18.13	$15.32
Income from Investment Operations
Net investment income (loss)A	.15B	.03	.11	.17	.10	.09
Net realized and unrealized gain (loss)	.67	6.15	.08	.77	1.47	2.90
Total from investment operations	.82	6.18	.19	.94	1.57	2.99
Distributions from net investment income	(.15)	(.13)	(.15)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.58)	(1.00)	(1.70)	(2.63)	(2.56)	(.09)
Total distributions	(.72)C	(1.13)	(1.86)C	(2.77)C	(2.67)	(.18)
Net asset value, end of period	$18.68	$18.58	$13.53	$15.20	$17.03	$18.13
Total ReturnD,E,F	4.55%G	48.31%	1.05%	6.23%	9.81%	19.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.67%J	1.69%	1.69%	1.68%	1.68%	1.69%
Expenses net of fee waivers, if any	1.66%J	1.69%	1.69%	1.67%	1.68%	1.69%
Expenses net of all reductions	1.66%J	1.69%	1.69%	1.67%	1.68%	1.69%
Net investment income (loss)	.74%B,J	.17%	.80%	1.14%	.58%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$25,668	$27,727	$24,283	$28,459	$33,640	$34,205
Portfolio turnover rateK	13%J	43%	49%L	36%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.12) %.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 4.52%.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.36	$14.04	$15.71	$17.52	$18.58	$15.68
Income from Investment Operations
Net investment income (loss)A	.25B	.20	.27	.34	.28	.27
Net realized and unrealized gain (loss)	.70	6.40	.07	.78	1.50	2.97
Total from investment operations	.95	6.60	.34	1.12	1.78	3.24
Distributions from net investment income	(.34)	(.28)	(.31)	(.30)	(.27)	(.26)
Distributions from net realized gain	(.59)	(1.00)	(1.70)	(2.63)	(2.56)	(.09)
Total distributions	(.93)	(1.28)	(2.01)	(2.93)	(2.84)C	(.34)C
Net asset value, end of period	$19.38	$19.36	$14.04	$15.71	$17.52	$18.58
Total ReturnD,E	5.05%F	49.96%	2.09%	7.33%	10.86%	20.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.63%	.65%	.65%	.68%	.68%
Expenses net of fee waivers, if any	.61%I	.63%	.64%	.65%	.68%	.68%
Expenses net of all reductions	.61%I	.63%	.64%	.65%	.68%	.68%
Net investment income (loss)	1.79%B,I	1.23%	1.84%	2.16%	1.58%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,154,397	$1,166,988	$773,080	$1,488,549	$1,715,822	$1,613,374
Portfolio turnover rateJ	13%I	43%	49%K	36%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .94%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.02%.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.39	$14.07	$15.72	$17.53	$18.60	$15.70
Income from Investment Operations
Net investment income (loss)A	.25B	.20	.27	.34	.28	.27
Net realized and unrealized gain (loss)	.70	6.42	.06	.79	1.50	2.97
Total from investment operations	.95	6.62	.33	1.13	1.78	3.24
Distributions from net investment income	(.34)	(.29)	(.28)	(.30)	(.29)	(.26)
Distributions from net realized gain	(.59)	(1.00)	(1.70)	(2.63)	(2.56)	(.09)
Total distributions	(.92)C	(1.30)C	(1.98)	(2.94)C	(2.85)	(.34)C
Net asset value, end of period	$19.42	$19.39	$14.07	$15.72	$17.53	$18.60
Total ReturnD,E	5.06%F	49.97%	2.04%	7.33%	10.87%	20.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.65%	.66%	.66%	.67%	.67%
Expenses net of fee waivers, if any	.65%I	.65%	.66%	.66%	.67%	.67%
Expenses net of all reductions	.65%I	.64%	.65%	.66%	.66%	.67%
Net investment income (loss)	1.75%B,I	1.21%	1.83%	2.15%	1.60%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$31,651	$39,876	$20,725	$147,465	$143,472	$153,622
Portfolio turnover rateJ	13%I	43%	49%K	36%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .89%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.03%.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$13.97	$15.65	$17.46	$18.53	$15.65
Income from Investment Operations
Net investment income (loss)A	.26B	.22	.28	.35	.30	.31
Net realized and unrealized gain (loss)	.70	6.36	.08	.79	1.51	2.94
Total from investment operations	.96	6.58	.36	1.14	1.81	3.25
Distributions from net investment income	(.36)	(.30)	(.33)	(.32)	(.31)	(.28)
Distributions from net realized gain	(.59)	(1.00)	(1.70)	(2.63)	(2.56)	(.09)
Total distributions	(.95)	(1.30)	(2.04)C	(2.95)	(2.88)C	(.37)
Net asset value, end of period	$19.26	$19.25	$13.97	$15.65	$17.46	$18.53
Total ReturnD,E	5.13%F	50.14%	2.18%	7.47%	11.09%	20.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.52%	.53%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.51%I	.52%	.52%	.53%	.53%	.53%
Expenses net of all reductions	.51%I	.52%	.52%	.53%	.53%	.53%
Net investment income (loss)	1.89%B,I	1.34%	1.96%	2.29%	1.73%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$313,190	$313,854	$213,832	$193,889	$81,817	$318,575
Portfolio turnover rateJ	13%I	43%	49%K	36%	39%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.04%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.10%.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$688,755,130
Gross unrealized depreciation	(48,628,282)
Net unrealized appreciation (depreciation)	$640,126,848
Tax cost	$1,033,247,408

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Mega Cap Stock Fund	2,518,879.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	110,855,400	103,178,301

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$113,983	$2,666
Class M	.25%	.25%	71,392	–
Class C	.75%	.25%	132,688	14,235
			$318,063	$16,901

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,837
Class M	1,733
Class C(a)	129
$18,699

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$78,951.17
Class M	25,414.18
Class C	26,297.20
Mega Cap Stock	819,583.14
Class I	38,799.19
Class Z	68,619.04
	$1,057,663

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mega Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mega Cap Stock Fund	$1,785

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mega Cap Stock Fund	Borrower	$4,214,100.32%		$260

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mega Cap Stock Fund	6,087,412	2,579,868	607,413

Other. During the period, FMR reimbursed the Fund $584,479 for an operating error which is included in Share Transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mega Cap Stock Fund	$1,355

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mega Cap Stock Fund	$68,884	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $19.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,334.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2021	Year ended June 30, 2021
Fidelity Mega Cap Stock Fund
Distributions to shareholders
Class A	$4,168,848	$4,929,440
Class M	1,236,079	1,781,202
Class C	1,054,574	1,970,202
Mega Cap Stock	56,066,052	68,467,281
Class I	1,998,583	1,732,149
Class Z	17,541,560	20,975,861
Total	$82,065,696	$99,856,135

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2021	Year ended June 30, 2021	Six months ended December 31, 2021	Year ended June 30, 2021
Fidelity Mega Cap Stock Fund
Class A
Shares sold	530,140	1,189,789	$9,885,725	$20,607,021
Reinvestment of distributions	221,711	330,881	4,140,030	4,880,925
Shares redeemed	(342,791)	(909,536)	(6,437,960)	(14,543,322)
Net increase (decrease)	409,060	611,134	$7,587,795	$10,944,624
Class M
Shares sold	86,987	159,911	$1,643,231	$2,674,568
Reinvestment of distributions	66,120	120,261	1,234,490	1,773,468
Shares redeemed	(103,085)	(329,299)	(1,935,432)	(5,153,984)
Net increase (decrease)	50,022	(49,127)	$942,289	$(705,948)
Class C
Shares sold	89,627	230,217	$1,664,377	$3,988,072
Reinvestment of distributions	57,728	136,418	1,053,354	1,967,822
Shares redeemed	(265,115)	(669,993)	(4,829,705)	(10,992,252)
Net increase (decrease)	(117,760)	(303,358)	$(2,111,974)	$(5,036,358)
Mega Cap Stock
Shares sold	3,435,153	14,433,123	$66,313,647	$259,290,529
Reinvestment of distributions	2,797,689	4,347,425	53,069,120	65,033,627
Shares redeemed	(6,958,043)	(13,566,635)	(132,966,849)	(219,513,415)
Net increase (decrease)	(725,201)	5,213,913	$(13,584,082)	$104,810,741
Class I
Shares sold	656,572	1,260,443	$12,757,707	$21,783,162
Reinvestment of distributions	103,482	113,556	1,967,233	1,695,026
Shares redeemed	(1,186,469)	(790,590)	(22,972,639)	(12,720,170)
Net increase (decrease)	(426,415)	583,409	$(8,247,699)	$10,758,018
Class Z
Shares sold	5,432,467	6,462,220	$103,729,045	$101,872,846
Reinvestment of distributions	547,391	766,455	10,313,549	11,457,036
Shares redeemed	(6,023,199)	(6,231,350)	(113,103,420)	(105,474,773)
Net increase (decrease)	(43,341)	997,325	$939,174	$7,855,109

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Mega Cap Stock Fund
Class A	.89%
Actual		$1,000.00	$1,049.20	$4.60
Hypothetical-C		$1,000.00	$1,020.72	$4.53
Class M	1.14%
Actual		$1,000.00	$1,048.10	$5.89
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Class C	1.66%
Actual		$1,000.00	$1,045.50	$8.56
Hypothetical-C		$1,000.00	$1,016.84	$8.44
Mega Cap Stock	.61%
Actual		$1,000.00	$1,050.50	$3.15
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Class I	.65%
Actual		$1,000.00	$1,050.60	$3.36
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class Z	.51%
Actual		$1,000.00	$1,051.30	$2.64
Hypothetical-C		$1,000.00	$1,022.63	$2.60

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

GII-SANN-0322
1.714809.125

Fidelity® Series Large Cap Stock Fund

Semi-Annual Report

December 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2021

% of fund's net assets
Microsoft Corp.	7.3
General Electric Co.	6.2
Wells Fargo & Co.	4.8
Exxon Mobil Corp.	4.5
Apple, Inc.	3.7
Bank of America Corp.	3.7
Comcast Corp. Class A	2.7
Altria Group, Inc.	2.3
Qualcomm, Inc.	2.0
United Parcel Service, Inc. Class B	1.9
39.1

Top Five Market Sectors as of December 31, 2021

% of fund's net assets
Information Technology	20.9
Financials	18.3
Industrials	15.4
Health Care	13.7
Energy	8.6

Asset Allocation (% of fund's net assets)

As of December 31, 2021*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments – 10.5%

Schedule of Investments December 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	218,800	$12,674,563
Verizon Communications, Inc.	767,933	39,901,799
		52,576,362
Entertainment - 1.9%
Activision Blizzard, Inc.	310,122	20,632,417
Nintendo Co. Ltd. ADR	667,100	38,938,627
The Walt Disney Co. (b)	929,093	143,907,215
Universal Music Group NV	2,845,881	80,427,685
		283,905,944
Interactive Media & Services - 2.6%
Alphabet, Inc.:
Class A (b)	53,611	155,313,211
Class C (b)	47,773	138,235,475
Meta Platforms, Inc. Class A (b)	232,800	78,302,280
Snap, Inc. Class A (b)	181,400	8,531,242
		380,382,208
Media - 3.2%
Comcast Corp. Class A	7,931,742	399,204,575
Interpublic Group of Companies, Inc.	1,979,770	74,142,387
		473,346,962

TOTAL COMMUNICATION SERVICES		1,190,211,476

CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.5%
BorgWarner, Inc.	1,661,662	74,891,106
Automobiles - 0.2%
General Motors Co. (b)	446,000	26,148,980
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (b)	51,637	123,889,040
Elior SA (a)(b)	1,599,500	11,586,693
Expedia, Inc. (b)	238,000	43,011,360
Marriott International, Inc. Class A (b)	254,000	41,970,960
Starbucks Corp.	136,500	15,966,405
		236,424,458
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	420,289	76,568,250
Sony Group Corp. sponsored ADR	206,900	26,152,160
Whirlpool Corp.	369,363	86,674,722
		189,395,132
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. (b)(c)	186,900	11,021,493
Specialty Retail - 1.4%
Lowe's Companies, Inc.	822,807	212,679,153

TOTAL CONSUMER DISCRETIONARY		750,560,322

CONSUMER STAPLES - 5.7%
Beverages - 1.7%
Diageo PLC sponsored ADR	341,100	75,089,754
Keurig Dr. Pepper, Inc.	1,185,400	43,693,844
The Coca-Cola Co.	2,080,295	123,174,267
		241,957,865
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	45,100	25,603,270
Ocado Group PLC (b)	91,800	2,088,573
Performance Food Group Co. (b)	462,300	21,214,947
Sysco Corp.	1,240,974	97,478,508
U.S. Foods Holding Corp. (b)	634,700	22,106,601
		168,491,899
Food Products - 0.1%
Lamb Weston Holdings, Inc.	282,102	17,879,625
Household Products - 0.3%
Colgate-Palmolive Co.	34,900	2,978,366
Spectrum Brands Holdings, Inc.	360,482	36,668,229
		39,646,595
Tobacco - 2.5%
Altria Group, Inc.	7,142,559	338,485,871
Swedish Match Co. AB	4,075,400	32,353,306
		370,839,177

TOTAL CONSUMER STAPLES		838,815,161

ENERGY - 8.6%
Energy Equipment & Services - 0.2%
Subsea 7 SA	2,637,600	18,867,947
Oil, Gas & Consumable Fuels - 8.4%
Canadian Natural Resources Ltd.	469,900	19,855,453
Cenovus Energy, Inc. (Canada)	13,129,981	160,991,348
Exxon Mobil Corp.	10,663,343	652,489,958
Harbour Energy PLC (b)	4,542,200	21,920,867
Hess Corp.	3,052,472	225,974,502
Imperial Oil Ltd.	526,600	18,991,653
Kosmos Energy Ltd. (b)	13,837,535	47,877,871
Phillips 66 Co.	437,600	31,708,496
Tourmaline Oil Corp.	1,749,700	56,490,571
		1,236,300,719

TOTAL ENERGY		1,255,168,666

FINANCIALS - 18.3%
Banks - 12.8%
Bank of America Corp.	12,131,394	539,725,719
JPMorgan Chase & Co.	1,096,871	173,689,523
M&T Bank Corp.	171,620	26,357,400
PNC Financial Services Group, Inc.	980,721	196,654,175
Truist Financial Corp.	2,190,423	128,249,267
U.S. Bancorp	1,844,019	103,578,547
Wells Fargo & Co.	14,813,837	710,767,899
		1,879,022,530
Capital Markets - 3.6%
KKR & Co. LP	1,285,051	95,736,300
Morgan Stanley	917,624	90,073,972
Northern Trust Corp.	1,468,146	175,604,943
Raymond James Financial, Inc.	378,803	38,031,821
State Street Corp.	1,379,841	128,325,213
		527,772,249
Consumer Finance - 0.6%
Discover Financial Services	740,500	85,572,180
Insurance - 0.2%
Chubb Ltd.	173,997	33,635,360
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	6,997,677	100,906,502
Radian Group, Inc.	2,929,708	61,904,730
		162,811,232

TOTAL FINANCIALS		2,688,813,551

HEALTH CARE - 13.7%
Biotechnology - 0.7%
ADC Therapeutics SA (b)	206,600	4,173,320
Alnylam Pharmaceuticals, Inc. (b)	171,450	29,074,491
Argenx SE ADR (b)	14,700	5,147,793
Crinetics Pharmaceuticals, Inc. (b)	432,007	12,273,319
Gritstone Bio, Inc. (b)(c)	291,807	3,752,638
Insmed, Inc. (b)	753,029	20,512,510
Intercept Pharmaceuticals, Inc. (b)(c)	979,918	15,962,864
Vaxcyte, Inc. (b)	173,900	4,137,081
Verve Therapeutics, Inc.	134,300	4,951,641
		99,985,657
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	77,200	10,865,128
Becton, Dickinson & Co.	147,006	36,969,069
Boston Scientific Corp. (b)	3,756,219	159,564,183
iRhythm Technologies, Inc. (b)	1,100	129,459
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	503,200	18,542,920
		226,070,759
Health Care Providers & Services - 5.9%
Cardinal Health, Inc.	1,288,958	66,368,447
Centene Corp. (b)	176,300	14,527,120
Cigna Corp.	713,011	163,728,716
Covetrus, Inc. (b)	426,258	8,512,372
CVS Health Corp.	1,905,152	196,535,480
Guardant Health, Inc. (b)	124,704	12,472,894
Humana, Inc.	39,600	18,368,856
McKesson Corp.	671,021	166,795,690
UnitedHealth Group, Inc.	438,181	220,028,207
		867,337,782
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (b)	43,085	66,351
Life Sciences Tools & Services - 0.1%
Danaher Corp.	56,400	18,556,164
Pharmaceuticals - 5.5%
Bayer AG	2,308,872	123,303,781
Bristol-Myers Squibb Co.	4,102,460	255,788,381
Eli Lilly & Co.	169,600	46,846,912
GlaxoSmithKline PLC sponsored ADR	3,868,413	170,597,013
Johnson & Johnson	987,871	168,995,092
Pliant Therapeutics, Inc. (b)	234,300	3,163,050
Sanofi SA sponsored ADR	512,910	25,696,791
TherapeuticsMD, Inc. (b)(c)	8,027,214	2,853,675
Viatris, Inc.	185,500	2,509,815
		799,754,510

TOTAL HEALTH CARE		2,011,771,223

INDUSTRIALS - 15.2%
Aerospace & Defense - 2.7%
Airbus Group NV (b)	516,000	66,019,033
General Dynamics Corp.	181,760	37,891,507
Huntington Ingalls Industries, Inc.	118,750	22,175,375
Maxar Technologies, Inc.	80,300	2,371,259
MTU Aero Engines AG	58,900	11,959,295
Raytheon Technologies Corp.	228,669	19,679,254
Rolls-Royce Holdings PLC (b)	14,075,200	23,493,445
Safran SA	115,500	14,139,894
The Boeing Co. (b)	949,991	191,252,188
		388,981,250
Air Freight & Logistics - 2.4%
FedEx Corp.	312,247	80,759,564
United Parcel Service, Inc. Class B	1,282,256	274,838,751
		355,598,315
Airlines - 0.1%
Copa Holdings SA Class A (b)	48,500	4,009,010
Ryanair Holdings PLC sponsored ADR (b)	127,935	13,091,589
		17,100,599
Building Products - 0.2%
Johnson Controls International PLC	346,600	28,182,046
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)(c)	1,315,400	24,782,136
Electrical Equipment - 1.3%
Acuity Brands, Inc.	261,469	55,358,217
Hubbell, Inc. Class B	161,414	33,617,694
Regal Rexnord Corp.	20,100	3,420,618
Vertiv Holdings Co.	4,014,431	100,240,342
		192,636,871
Industrial Conglomerates - 6.5%
3M Co.	194,173	34,490,950
General Electric Co.	9,665,864	913,134,172
		947,625,122
Machinery - 1.1%
Cummins, Inc.	85,400	18,629,156
Epiroc AB (A Shares)	60,100	1,519,677
Flowserve Corp.	892,085	27,297,801
Fortive Corp.	373,800	28,517,202
Otis Worldwide Corp.	255,484	22,244,992
PACCAR, Inc.	88,600	7,819,836
Stanley Black & Decker, Inc.	129,600	24,445,152
Westinghouse Air Brake Tech Co.	388,885	35,820,197
		166,294,013
Professional Services - 0.1%
Equifax, Inc.	38,400	11,243,136
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	1,479,815	90,179,926
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	228,600	4,984,258

TOTAL INDUSTRIALS		2,227,607,672

INFORMATION TECHNOLOGY - 20.9%
Electronic Equipment & Components - 0.4%
Mirion Technologies, Inc. (d)	3,311,098	34,667,196
Vontier Corp.	827,080	25,416,168
		60,083,364
IT Services - 3.8%
Amadeus IT Holding SA Class A (b)	377,800	25,563,556
Edenred SA	1,007,400	46,520,097
Fidelity National Information Services, Inc.	571,600	62,390,140
Genpact Ltd.	560,400	29,746,032
Global Payments, Inc.	54,800	7,407,864
IBM Corp.	150,700	20,142,562
MasterCard, Inc. Class A	116,089	41,713,099
PayPal Holdings, Inc. (b)	62,700	11,823,966
Sabre Corp. (b)(c)	3,280,274	28,177,554
Snowflake Computing, Inc. (b)	7,500	2,540,625
Twilio, Inc. Class A (b)	20,500	5,398,470
Unisys Corp. (b)	1,905,099	39,187,886
Visa, Inc. Class A	1,117,793	242,236,921
		562,848,772
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	154,538	27,163,144
Applied Materials, Inc.	304,302	47,884,963
Intel Corp.	1,297,900	66,841,850
Lam Research Corp.	44,500	32,002,175
Marvell Technology, Inc.	536,791	46,963,845
Qualcomm, Inc.	1,600,066	292,604,069
		513,460,046
Software - 9.3%
Autodesk, Inc. (b)	129,328	36,365,740
DocuSign, Inc. (b)	43,100	6,564,561
DoubleVerify Holdings, Inc. (b)	224,600	7,474,688
Dynatrace, Inc. (b)	349,694	21,104,033
Elastic NV (b)	371,701	45,752,676
Microsoft Corp.	3,173,805	1,067,414,098
PTC, Inc. (b)	155,700	18,863,055
Salesforce.com, Inc. (b)	45,500	11,562,915
SAP SE sponsored ADR	945,146	132,424,406
Workday, Inc. Class A (b)	42,900	11,719,422
		1,359,245,594
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	3,092,404	549,118,178
Samsung Electronics Co. Ltd.	316,000	20,812,382
		569,930,560

TOTAL INFORMATION TECHNOLOGY		3,065,568,336

MATERIALS - 2.6%
Chemicals - 0.9%
DuPont de Nemours, Inc.	1,306,700	105,555,226
Livent Corp. (b)(c)	52,600	1,282,388
PPG Industries, Inc.	129,400	22,313,736
		129,151,350
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	2,151,424	51,483,145
Freeport-McMoRan, Inc.	4,122,142	172,016,986
Glencore Xstrata PLC	5,665,500	28,867,314
		252,367,445

TOTAL MATERIALS		381,518,795

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	143,981	42,114,443
Equinix, Inc.	4,422	3,740,304
Simon Property Group, Inc.	574,400	91,771,888
		137,626,635
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	110,700	12,470,355
Southern Co.	428,200	29,365,956
		41,836,311
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	433,400	12,096,194
Sempra Energy	34,380	4,547,786
		16,643,980

TOTAL UTILITIES		58,480,291

TOTAL COMMON STOCKS
(Cost $8,879,340,136)		14,606,142,128

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (d)(e)	17,600	1,087,581
Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	1,374,609	24,399,310
TOTAL PREFERRED STOCKS
(Cost $16,210,017)		25,486,891

Other - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $28,952,535)	28,952,535	7,553,716

Money Market Funds - 0.3%
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)
(Cost $41,766,361)	41,762,184	41,766,361
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,966,269,049)		14,680,949,096
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,649,402
NET ASSETS - 100%		$14,686,598,498

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,261,256 or 0.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,308,493 or 0.3% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mirion Technologies, Inc.	6/16/21	$33,110,980
Reddit, Inc. Series E	5/18/21	$747,546
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$28,952,535

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$112,941,949	$807,243,301	$920,185,250	$25,901	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	191,405,919	743,780,922	893,420,480	8,766,658	--	--	41,766,361	0.1%
Total	$304,347,868	$1,551,024,223	$1,813,605,730	$8,792,559	$--	$--	$41,766,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,190,211,476	$1,097,109,228	$93,102,248	$--
Consumer Discretionary	751,647,903	738,973,629	11,586,693	1,087,581
Consumer Staples	838,815,161	804,373,282	34,441,879	--
Energy	1,255,168,666	1,214,379,852	40,788,814	--
Financials	2,688,813,551	2,688,813,551	--	--
Health Care	2,011,771,223	1,888,467,442	123,303,781	--
Industrials	2,252,006,982	2,129,891,380	122,115,602	--
Information Technology	3,065,568,336	2,993,484,683	72,083,653	--
Materials	381,518,795	352,651,481	28,867,314	--
Real Estate	137,626,635	137,626,635	--	--
Utilities	58,480,291	58,480,291	--	--
Other	7,553,716	--	--	7,553,716
Money Market Funds	41,766,361	41,766,361	--	--
Total Investments in Securities:	$14,680,949,096	$14,146,017,815	$526,289,984	$8,641,297

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
United Kingdom	2.1%
Canada	2.0%
Germany	1.8%
Netherlands	1.4%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $39,940,931) — See accompanying schedule: Unaffiliated issuers (cost $8,924,502,688)	$14,639,182,735
Fidelity Central Funds (cost $41,766,361)	41,766,361
Total Investment in Securities (cost $8,966,269,049)		$14,680,949,096
Restricted cash		336,996
Foreign currency held at value (cost $520,433)		520,433
Receivable for investments sold		243,537,012
Receivable for fund shares sold		359,343
Dividends receivable		17,970,184
Distributions receivable from Fidelity Central Funds		13,701
Other receivables		34,827
Total assets		14,943,721,592
Liabilities
Payable to custodian bank	$50,317,636
Payable for investments purchased	1,514,474
Payable for fund shares redeemed	163,477,413
Other payables and accrued expenses	64,021
Collateral on securities loaned	41,749,550
Total liabilities		257,123,094
Net Assets		$14,686,598,498
Net Assets consist of:
Paid in capital		$8,777,708,311
Total accumulated earnings (loss)		5,908,890,187
Net Assets		$14,686,598,498
Net Asset Value, offering price and redemption price per share ($14,686,598,498 ÷ 773,404,620 shares)		$18.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2021 (Unaudited)
Investment Income
Dividends		$119,672,636
Non-Cash dividends		84,550,013
Income from Fidelity Central Funds (including $8,766,658 from security lending)		8,792,559
Total income		213,015,208
Expenses
Custodian fees and expenses	$143,690

Independent trustees' fees and expenses	26,805
Interest	5,472
Total expenses before reductions	175,967
Expense reductions	(127)
Total expenses after reductions		175,840
Net investment income (loss)		212,839,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	481,404,307
Foreign currency transactions	(55,571)
Total net realized gain (loss)		481,348,736
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	33,383,121
Unfunded commitments	2,119,103
Assets and liabilities in foreign currencies	(108,223)
Total change in net unrealized appreciation (depreciation)		35,394,001
Net gain (loss)		516,742,737
Net increase (decrease) in net assets resulting from operations		$729,582,105

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2021 (Unaudited)	Year ended June 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$212,839,368	$280,217,507
Net realized gain (loss)	481,348,736	906,194,831
Change in net unrealized appreciation (depreciation)	35,394,001	4,295,653,330
Net increase (decrease) in net assets resulting from operations	729,582,105	5,482,065,668
Distributions to shareholders	(1,309,838,257)	(734,672,078)
Share transactions
Proceeds from sales of shares	657,299,742	1,366,684,903
Reinvestment of distributions	1,309,838,257	734,672,078
Cost of shares redeemed	(1,493,073,012)	(3,993,351,799)
Net increase (decrease) in net assets resulting from share transactions	474,064,987	(1,891,994,818)
Total increase (decrease) in net assets	(106,191,165)	2,855,398,772
Net Assets
Beginning of period	14,792,789,663	11,937,390,891
End of period	$14,686,598,498	$14,792,789,663
Other Information
Shares
Sold	34,611,465	83,478,006
Issued in reinvestment of distributions	69,841,877	48,706,129
Redeemed	(78,008,589)	(233,848,618)
Net increase (decrease)	26,444,753	(101,664,483)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.80	$14.07	$14.98	$15.76	$15.00	$12.57
Income from Investment Operations
Net investment income (loss)A	.28B	.34	.37	.42	.38	.26
Net realized and unrealized gain (loss)	.66	6.27	(.32)	.42	1.26	2.38
Total from investment operations	.94	6.61	.05	.84	1.64	2.64
Distributions from net investment income	(.47)	(.37)	(.28)	(.39)	(.34)	(.19)
Distributions from net realized gain	(1.28)	(.52)	(.68)	(1.22)	(.54)	(.02)
Total distributions	(1.75)	(.88)C	(.96)	(1.62)C	(.88)	(.21)
Net asset value, end of period	$18.99	$19.80	$14.07	$14.98	$15.76	$15.00
Total ReturnD,E	5.05%	49.05%	.17%	5.83%	11.35%	21.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %I	.56%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %I	.56%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %I	.56%
Net investment income (loss)	2.32%B,H	2.04%	2.58%	2.80%	2.47%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$14,686,598	$14,792,790	$11,937,391	$14,114,096	$13,059,805	$4,904,453
Portfolio turnover rateJ	14%H	15%	28%K	41%L	44%	54%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.74%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2021

1. Organization.

Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,151,712,235
Gross unrealized depreciation	(481,887,501)
Net unrealized appreciation (depreciation)	$5,669,824,734
Tax cost	$9,011,124,362

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Large Cap Stock Fund	7,890,712.05

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	1,051,358,870	1,533,543,600

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Large Cap Stock Fund	$20,016

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Stock Fund	Borrower	$35,024,278.31%		$5,472

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Stock Fund	113,497,048	93,272,958	36,547,145

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Stock Fund	$455,368	$1,139	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $127.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Series Large Cap Stock Fund	- %-C
Actual		$1,000.00	$1,050.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

MHT-SANN-0322
1.951032.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2022